Other Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Reconciliation Investments Fair Value

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Investments in Asra Minerals Limited at fair value	511,073	1,220,024
Investment in Alaska Asia Clean Energy Corp at fair value	205,887	205,887
Investment at fair value	-	-
Loans granted to related parties note 23	62,226	62,226
Loan to Alaska Asia Clean Energy Corp *	1,150,135	-
Convertible note in ASRA Minerals Limited	-	250,000

	1,929,321	1,738,137

*	This loan is recorded at amortized cost not fair value

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Reconciliation Investments at Fair Value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	1,425,911	3,797,443
Addition
Alaska Asia Clean Energy Corp	-	205,887
AX8 Shares	51,464	-
Asra Minerals Shares	125,000	-

Gain on Disposal
AX8 Shares	(51,464)	-

Movement in Fair Value
Asra Minerals Shares	(787,443)	(2,112,330)
Asra Minerals ASROB options	(46,508)	(465,089)

Closing fair value	716,960	1,425,911

Schedule of Reconciliation Investments Fair Value

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Reconciliation Investments at Fair Value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	1,425,911	3,797,443
Addition
Alaska Asia Clean Energy Corp	-	205,887
AX8 Shares	51,464	-
Asra Minerals Shares	125,000	-

Gain on Disposal
AX8 Shares	(51,464)	-

Movement in Fair Value
Asra Minerals Shares	(787,443)	(2,112,330)
Asra Minerals ASROB options	(46,508)	(465,089)

Closing fair value	716,960	1,425,911